BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of borrowing costs [Abstract]
Disclosure of information about borrowings

Figures in millions				US Dollars
				2024			2023	2022
	Expiry date	Currency	Interest Rate	Contract Amount	Available facilities (2)	Utilised facilities	Utilised facilities	Utilised facilities

Unsecured

Debt arrangements (1)
Rated bonds	November 2028	US dollar	3.375%	750	—	750	750	750
Rated bonds	October 2030	US dollar	3.75%	700	—	700	700	700
Rated bonds	April 2040	US dollar	6.5%	300	—	300	300	300
Unamortised loan costs						(20)	(23)	(26)
Interest accrued						11	11	11
						1,741	1,738	1,735
Banking facilities
Geita revolving credit facility (3)	December 2024	US dollar, Tanzanian shilling	SOFR+credit adj+6.7%, Tanzanian Treasury Bill+5%	—	—	—	189	151
Siguiri revolving credit facility	October 2025	US dollar	SOFR+8%	65	—	68	68	67
Multi-currency revolving credit facility	June 2029 (4)	US dollar, Australian dollar	SOFR+credit adj+1.45%, BBSY+1.45%	1,400	1,220	175	244	30
Commercial banking facilities	None	Rand	Linked to an overnight bank lending rate	8	8	—	—	—
						243	501	248
Total borrowings						1,984	2,239	1,983

24 BORROWINGS (continued)
	US Dollars
Figures in millions	2024	2023	2022

Total borrowings	1,984	2,239	1,983
Current portion of borrowings	(83)	(207)	(18)
Total non-current borrowings	1,901	2,032	1,965

Amounts falling due
Within one year	83	207	18
Between one and two years	—	65	149
Between two and five years	918	985	102
After five years	983	982	1,714
	1,984	2,239	1,983

Change in liabilities arising from financing activities:
Reconciliation of borrowings (excluding lease liabilities) (5)
A reconciliation of the total borrowings included in the statement of financial position is set out in the following table:
Opening balance	2,239	1,983	1,909
Proceeds from borrowings	655	343	266
Repayment of borrowings	(909)	(87)	(184)
Finance costs paid on borrowings	(114)	(99)	(89)
Deferred loan fees	—	(2)	(8)
Interest charged to the income statement	114	108	97
Translation	(1)	(7)	(8)
Closing balance	1,984	2,239	1,983

Reconciliation of finance costs paid:
A reconciliation of the finance cost paid included in the statement of cash flows is set out in the following table:
Finance costs paid on borrowings	114	99	89
Capitalised finance cost	—	—	(2)
Commitment fees, utilisation fees and other borrowing costs	12	12	12
Total finance costs paid	126	111	99
(1) The rated bonds are fully and unconditionally guaranteed by AngloGold Ashanti plc.
(2)Represents undrawn capital on borrowings facilities.
(3) During December 2024, the Geita revolving credit facility was cancelled and repaid.
(4) During July 2024, the multi-currency revolving credit facility (RCF) was extended by one year to June 2029. Extension options of borrowing facilities are treated as loan commitments. In terms of the RCF agreement, the leverage ratio of Adjusted net debt to Adjusted EBITDA should not exceed 3.5 times. The RCF agreement also makes provision for the ability of the Group to have a leverage ratio of greater than 3.5 times but less than 4.5 times, subject to certain conditions, for one measurement period not exceeding six months, during the tenor of the RCF. The Group is required to demonstrate compliance with its financial maintenance covenant requirement every six months (i.e., at the end of each financial year and each half-year of each financial year). At 31 December
2024, the Group was in compliance with its financial maintenance covenant per the RCF agreement.
(5) Refer to Note 15 for changes in lease liabilities arising from financing activities.